Revenues (Tables)	12 Months Ended
Mar. 31, 2017
Revenues
Schedule of revenue by category

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cord blood processing fees	428,261	415,000	477,243	69,335
Cord blood storage fees	203,847	243,523	278,273	40,428
Fees derived from the provision of donated cord blood for transplantation and research and others	3,014	4,476	4,462	648

Total revenues	635,122	662,999	759,978	110,411